Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions								3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 09, 2022 EUR (€)	Oct. 31, 2022 EUR (€)	Oct. 13, 2022 EUR (€)	Oct. 13, 2022 USD ($) $ / shares shares	Jun. 28, 2022	Jun. 15, 2022 CNY (¥) director	Sep. 01, 2021	Sep. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Oct. 13, 2022 € / shares shares	Jun. 14, 2022 CNY (¥)
Financial liabilities
Subscribed capital								€ 7,027				€ 7,027		€ 7,027
Number of directors entitled to be nominated | director						3
Net loss								(8,702)		€ (800)		(11,254)	€ (11,633)	(10,586)		€ (15,481)	€ (13,978)
Negative cash flows from operating activities												(7,399)	(5,880)	€ (6,537)		€ (6,598)	€ (6,592)
Increase in shares issued (in shares) | shares														2,190,711	2,190,711
Proceeds from issue of ordinary shares in the form of ADS													26,619	€ 26,600	$ 32.0
Repayments of borrowings												1,522	881
Reclassification of foreign currency translation reserve												(1,475)
Total comprehensive loss								(8,978)		(908)		(13,301)	(11,861)
Owners of the Company								(8,935)		(893)		(13,217)	(11,737)
Non-controlling interests								(43)		€ (15)		€ (84)	€ (124)
Correction of error
Financial liabilities
Total comprehensive loss								€ 1,475	€ 2,316		€ 4,323
Owners of the Company									2,251		4,282
Non-controlling interests									€ 65		€ 41
Share transaction
Financial liabilities
Offering price (in currency per share) | (per share)				$ 3.44														€ 3.60
Proceeds from issue of ordinary shares in the form of ADS			€ 4,600	$ 4.4
Shares issued (in shares) | shares				1,279,070														1,279,070
Share Price Per Share | (per share)				$ 3.44														€ 3.60
Sale and leaseback transaction
Financial liabilities
Proceeds from sale of property	€ 26,500	€ 26,500
European Investment Bank | Finance contract settlement
Financial liabilities
Repayments of borrowings	22,000	22,000
Sparkasse Schwaben-Bodensee | Finance contract settlement
Financial liabilities
Repayments of borrowings	€ 3,100	€ 3,100
MK Technology GmbH
Financial liabilities
Number of directors entitled to be nominated | director						1
voxeljet China
Financial liabilities
Subscribed capital | ¥						¥ 52,250,000													¥ 20,000,000
Total investment | ¥						¥ 130,625,000													¥ 40,000,000
Subsidiary ownership (as a percent)					88.52%	88.52%	70.00%
voxeljet China | MK Technology GmbH
Financial liabilities
Minority ownership interest (as a percent)					5.74%	5.74%	15.00%
voxeljet China | Jin Tianshi
Financial liabilities
Minority ownership interest (as a percent)					5.74%	5.74%	15.00%